Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted Earnings Per Share
The following table sets forth the reconciliation of basic and diluted earnings per share for the years ended December 31, 2018, 2017 and 2016 (in thousands, except per share):

	Years Ended December 31,
	2018	2017	2016
Net Income (Loss)	$(203,540)	$9,132	$(60,923)
Net Income Adjusted for Tax-Effected Interest on Convertible Notes	—	(71)	—
Adjusted Net Income	(203,540)	9,061	(60,923)

Denominator for Basic Earnings Per Share	106,150	69,742	50,360
Effect of Dilutive Securities:
Stock Options	—	8	—
Convertible Notes	—	604	—
Convertible Notes - Warrants	—	27	—
Denominator for Diluted Earnings per Share – Adjusted for Dilutive Securities	106,150	70,381	50,360

Dilutive Earnings Per Share	$(1.92)	$0.13	$(1.21)